INTANGIBLE ASSETS - Changes in intangible assets by type (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INTANGIBLE ASSETS
Other intangible assets at beginning of period	R$ 972,089	R$ 1,319,941	R$ 1,835,761
Foreign exchange effect	107,434	7,666	(208,785)
Acquisition	67,388	37,939	54,044
Disposal	(3,879)	(27,652)	(15,195)
Amortization	(306,936)	(285,197)	(318,135)
Effect of selling of subsidiary			(27,749)
Assets held for sale		(80,608)
Other intangible assets at end of period	836,096	972,089	1,319,941
Supplier relationships
INTANGIBLE ASSETS
Other intangible assets at beginning of period	32,786	39,726	47,571
Amortization	(6,067)	(6,940)	(7,845)
Other intangible assets at end of period	26,719	32,786	39,726
Software development
INTANGIBLE ASSETS
Other intangible assets at beginning of period	490,829	636,605	808,482
Foreign exchange effect	28,598	2,947	(60,464)
Acquisition	67,388	37,939	40,643
Disposal	(3,791)		(2,145)
Amortization	(167,384)	(149,150)	(149,911)
Assets held for sale		(37,512)
Other intangible assets at end of period	R$ 415,640	490,829	636,605
Estimated useful lives	7 years
Customers contracts and relationships
INTANGIBLE ASSETS
Other intangible assets at beginning of period	R$ 440,774	615,608	911,483
Foreign exchange effect	77,593	3,835	(140,812)
Disposal	(88)	(27,652)
Amortization	(130,980)	(125,621)	(155,063)
Assets held for sale		(25,396)
Other intangible assets at end of period	387,299	440,774	615,608
Others
INTANGIBLE ASSETS
Other intangible assets at beginning of period	7,700	28,002	68,225
Foreign exchange effect	1,243	884	(7,509)
Acquisition			13,401
Disposal			(13,050)
Amortization	(2,505)	(3,486)	(5,316)
Effect of selling of subsidiary			(27,749)
Assets held for sale		(17,700)
Other intangible assets at end of period	R$ 6,438	R$ 7,700	R$ 28,002
Estimated useful lives	5 years
Minimum | Supplier relationships
INTANGIBLE ASSETS
Estimated useful lives	5 years
Minimum | Customers contracts and relationships
INTANGIBLE ASSETS
Estimated useful lives	5 years
Maximum | Supplier relationships
INTANGIBLE ASSETS
Estimated useful lives	20 years
Maximum | Customers contracts and relationships
INTANGIBLE ASSETS
Estimated useful lives	20 years